Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Total	Class B Ordinary Shares [Member]	Common Stock Class A Ordinary Shares [Member]	Common Stock Class B Ordinary Shares [Member]	Additional Paid-in Capital	Retained Earnings
Beginning Balance at Jan. 07, 2021		$ 0		$ 0	$ 0	$ 0	$ 0
Beginning Balance (Shares) at Jan. 07, 2021				0	0
Issuance of Class B ordinary shares to Sponsor	[1],[2]	25,000			$ 690	24,310
Issuance of Class B ordinary shares to Sponsor (Shares)	[1],[2]				6,900,000
Class B ordinary shares forfeited (Shares)			900,000
Net income (loss)		(10,484)					(10,484)
Ending Balance at Jan. 18, 2021		14,516		$ 0	$ 690	24,310	(10,484)
Ending Balance (Shares) at Jan. 18, 2021				0	6,900,000
Beginning Balance at Jan. 07, 2021		0		$ 0	$ 0	0	0
Beginning Balance (Shares) at Jan. 07, 2021				0	0
Issuance of Class B ordinary shares to Sponsor		25,000			$ 690	24,310
Issuance of Class B ordinary shares to Sponsor (Shares)					6,900,000
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants		270,380,000		$ 2,750		270,377,250
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants (Shares)				27,500,000
Offering costs		(15,504,954)				(15,504,954)
Excess cash received over the fair value of the private warrants		3,466,667				3,466,667
Class A ordinary shares subject to possible redemption		(254,364,800)		$ (2,544)		(254,362,256)
Class A ordinary shares subject to possible redemption (Shares)				(25,436,480)
Net income (loss)		998,092					998,092
Ending Balance at Mar. 31, 2021		5,000,005		$ 206	$ 690	4,001,017	998,092
Ending Balance (Shares) at Mar. 31, 2021				2,063,520	6,900,000
Beginning Balance at Jan. 07, 2021		0		$ 0	$ 0	0	0
Beginning Balance (Shares) at Jan. 07, 2021				0	0
Net income (loss)		(4,306,111)	$ (4,306,111)
Ending Balance at Jun. 30, 2021		5,000,002		$ 259	$ 688	9,305,166	(4,306,111)
Ending Balance (Shares) at Jun. 30, 2021				2,593,940	6,875,000
Beginning Balance at Mar. 31, 2021		5,000,005		$ 206	$ 690	4,001,017	998,092
Beginning Balance (Shares) at Mar. 31, 2021				2,063,520	6,900,000
Class A ordinary shares subject to possible redemption		5,304,200		$ 53		5,304,147
Class A ordinary shares subject to possible redemption (Shares)				530,420
Class B ordinary shares forfeited					$ (2)	2
Class B ordinary shares forfeited (Shares)					(25,000)
Net income (loss)		(5,304,203)	$ (5,304,203)				(5,304,203)
Ending Balance at Jun. 30, 2021		$ 5,000,002		$ 259	$ 688	$ 9,305,166	$ (4,306,111)
Ending Balance (Shares) at Jun. 30, 2021				2,593,940	6,875,000

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.